Income taxes (Details) - USD ($)	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Domestic	$ (42,776,078)	$ (12,430,768)	$ 3,808,366
(Loss)/profit before taxes	$ (42,776,078)	$ (12,430,768)	$ 3,808,366